Loans and Allowance for Credit Losses - Summary of Loans that are Past Due but not Classified as Impaired (Detail) - Financial assets past due but not impaired [member] - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 2,317	$ 2,323
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	861	711
Credit card, consumer installment and other personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	832	907
Business and government loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	624	705
30-89 days [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,131	2,119
30-89 days [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	854	696
30-89 days [member] | Credit card, consumer installment and other personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	661	734
30-89 days [member] | Business and government loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	616	689
90 days or more [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	186	204
90 days or more [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	7	15
90 days or more [member] | Credit card, consumer installment and other personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	171	173
90 days or more [member] | Business and government loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 8	$ 16